Schedule of Segment Report Information (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Information [Line Items]
Net operating revenue		BRL 27,353,765	BRL 28,247,099	BRL 28,422,147
Operating (expenses) income
Depreciation and amortization		(6,195,039)	(5,766,702)	(5,691,824)
Allowance for doubtful accounts		(726,944)	(649,463)	(849,779)
Other operating income, net		(1,258,655)	2,023,622	1,243,100
Income (loss) before financial expenses and taxes		1,213,038	4,613,209	3,982,989
FINANCIAL INCOME (EXPENSES)
Income (loss) before taxes	[1]	(5,324,970)	64,287	681,033
Income tax and social contribution		(3,379,927)	(758,268)	(76,610)
LOSS FROM CONTINUING OPERATIONS		(8,704,897)	(693,981)	604,423
Operating Segments
Segment Information [Line Items]
Net operating revenue		26,441,091	27,613,160	28,422,147
Operating (expenses) income
Depreciation and amortization		(5,996,157)	(5,630,238)	(5,691,824)
Interconnection		(1,757,277)	(2,674,915)	(3,965,623)
Personnel		(2,618,139)	(2,749,404)	(2,534,222)
Third-party services		(6,154,900)	(6,163,447)	(6,119,733)
Network maintenance services		(1,860,646)	(1,906,789)	(2,328,140)
Handset and other costs		(226,826)	(702,379)	(515,377)
Advertising and publicity		(379,537)	(656,487)	(556,500)
Rentals and Insurance		(3,553,881)	(3,095,667)	(2,119,684)
Provisions/reversals		(860,166)	(779,314)	(656,849)
Allowance for doubtful accounts		(692,935)	(628,605)	(922,779)
Impairment losses		(501,465)
Taxes and other expenses		(902,507)	(1,440,968)	(1,397,982)
Other operating income, net		277,954	3,206,943	2,369,555
Income (loss) before financial expenses and taxes		1,214,609	4,391,890	3,982,989
FINANCIAL INCOME (EXPENSES)
Financial income		4,493,042	1,332,723	1,375,217
Financial expenses		(11,013,939)	(5,870,193)	(4,677,173)
Income (loss) before taxes		(5,306,288)	(145,580)	681,033
Income tax and social contribution		(3,202,817)	(615,406)	(76,610)
LOSS FROM CONTINUING OPERATIONS		(8,509,105)	(760,986)	604,423
Operating Segments | Residential
Segment Information [Line Items]
Net operating revenue		9,779,218	9,995,205	10,302,910
Operating Segments | Personal mobility
Segment Information [Line Items]
Net operating revenue		8,430,890	9,011,200	9,289,893
Operating Segments | SMEs/Corporate
Segment Information [Line Items]
Net operating revenue		7,973,893	8,311,458	8,454,923
Operating Segments | Other services and businesses
Segment Information [Line Items]
Net operating revenue		BRL 257,090	BRL 295,297	BRL 374,421

[1]	In 2013, substantially all pre tax income and income tax are related to Brazilian Companies. In 2015 and 2014 income before taxes and income tax for continuing operations is as follows: